Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Derivatives and Fair Value Disclosures
12.
Derivatives and Fair Value Disclosures
The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to nine floating-to-fixed
interest rate swaps with various major financial institutions at December 31, 2019 (2018: nine swaps) covering notional amounts aggregating $111,789,084 at December 31, 2019 (2018: $111,477,920) pursuant to which it pays fixed rates and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately 2.50% at December 31, 201
9
). These agreements contain no leverage features. A
s
 of
D
ecember 31, 2019 s
ix

derivative contracts
 (2018: nine contracts) qualify
 for hedge accounting since their inception.
The following table presents information of the Company’s interest rate swap arrangements as of December 31, 2019.

	Effective Date	Termination Date	Fixed Rate (Company pays)	Floating Rate (Company Receives)	Fair Value Asset/(Liability) December 31, 2019	Notional Amount December 31, 2019
Swap 1	September 30, 2015	September 30, 2020	2.60%	3 month U.S. dollar LIBOR	$(37,567)	$6,816,917
Swap 2	September 30, 2015	September 30, 2020	1.69%	3 month U.S. dollar LIBOR	$4,938	$6,816,917
Swap 3	October 2, 2015	October 2, 2020	1.54%	3 month U.S. dollar LIBOR	$25,443	$8,600,000
Swap 4	November 4, 2015	August 4, 2021	1.52%	3 month U.S. dollar LIBOR	$22,838	$7,921,875
Swap 5	December 3, 2015	September 3, 2021	1.55%	3 month U.S. dollar LIBOR	$16,906	$7,921,875
Swap 6	August 16, 2017	May 16, 2025	2.12%	3 month U.S. dollar LIBOR	$(249,020)	$13,711,250
Swap 7	March 12, 2018	December 11, 2022	2.74%	3 month U.S. dollar LIBOR	$(419,160)	$16,765,000
Swap 8	April 10, 2018	December 11, 2025	2.74%	3 month U.S. dollar LIBOR	$(1,369,934)	$29,524,000
Swap 9	February 16, 2019	February 16, 2024	2.89%	3 month U.S. dollar LIBOR	$(580,136)	$13,711,250

Total					$(2,585,692)	$111,789,084

The
following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of
o
perations or in the consolidated balance sheets, as a component of accumulated other comprehensive income/(loss)
.

Tabular disclosure of financial instruments is as follows:

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,
		201 8		201 9
		Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	1,068,369	—	39,744	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	465,389	—	2,618,250

Total derivatives designated as hedging instruments		1,068,369	465,389	39,744	2,618,250

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,
		2018		2019
		Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current assets — Fair value of derivatives	—	—	30,381	—
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	—	—	37,567

Total derivatives not designated as hedging instruments		—	—	30,381	37,567

The
effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2017, 2018 and 2019 is as follows:

Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	Year Ended December 31,
		201 7	201 8	201 9
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	—	—	84,966
Interest Rate Swap — Change in Fair Value	Loss on derivatives	—	—	(327,147)
Interest Rate Swap — Realized income	Loss on derivatives	—	—	134,631

Total loss on derivatives		—	—	(107,550)

Derivatives designated as hedging i n st ruments	Location of (Loss)/Gain Recognized	Year Ended December 31,
		201 7	201 8	201 9
Interest Rate Swap — (Loss) reclassified from OCI (Effective portion)	Loss on derivatives	(403,943)	(11,982)	—
Interest Rate Swap — Income reclassified from OCI (Effective portion)	Inter est and finance costs	—	—	67,424
Total loss on derivatives		(403,943)	(11,982)	67,424
The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2017	25,435
Effective portion of changes in fair value of interest swap contracts	592,460

Balance, December 31, 2017	617,895
Effective portion of changes in fair value of interest swap contracts	56,084

Balance, December 31, 2018	673,979
Effective portion of changes in fair value of interest swap contracts	(2,848,056)
Reclassification adjustment	(84,966)

Balance, December 31, 2019	(2,259,043)

The estimated net amount of existing gains at December 31, 2019, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $60,954.
Fair Value of Financial Instruments and Concentration of Credit Risk
: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade and other receivables, claims receivable, payable to related part ies
, trade accounts payable and accrued liabilities. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance
by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash and cash equivalents, restricted cash, trade and other receivables, claims receivable, payable to related part ies
, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the derivative instruments. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.
Fair Value Disclosures:
 The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2018:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 201 8	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	1,068,369	—	1,068,369	—
Interest Rate Swap Agreements	(465,389)	—	(465,389)	—

Total	602,980	—	602,980	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2019:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	70,125	—	70,125	—
Interest Rate Swap Agreements	(2,655,817)	—	(2,655,817)	—

Total	(2,585,692)	—	(2,585,692)	—

The following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of June 30, 201 8	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	9,400,000	—	9,400,000	—	(1,531,130)

Total	9,400,000	—	9,400,000	—	(1,531,130)
The vessels Gas Sincerity and Gas Texiana were recorded at their fair value of $9,400,000 as of June 30, 2018. Following the memorandum of agreement for the disposal of these vessels in July 2018, Gas Sincerity and Gas Texiana were classified as held for sale as of September 30, 2018 and were recognized at their fair value less costs to sell. Fair value amounted to $9,400,000 and costs to sell amounted to $442,000. The vessels are classified as held for sale as of December 31, 2018 at fair value less costs to sell of $8,958,000 in the accompanying consolidated balance sheet as of December 31, 2018.

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	55,230,000	—	55,230,000	—	(3,189,858)

Total	55,230,000	—	55,230,000	—	(3,189,858)
The vessels Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity were classified as held for sale as of December 31, 2018 and were recognized at their fair value of $55,230,000 less costs to sell. Costs to sell amounted to nil.
During 2018, the Company recognized for eleven of its vessels an aggregate impairment charge of $11,351,821. Seven of the Company’s vessels were written down to their fair value as determined by the Company based on their transaction price, as the sale price was agreed with unaffiliated third parties. Remaining four vessels were written down to their estimated fair value as their carrying amount exceeded their fair value which was determined based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels.

	Fair Value as of December 31, 2019	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	6,000,000	—	6,000,000	—	(993,916)

Total	6,000,000	—	6,000,000	—	(993,916)
As a result of the impairment analyses performed for the year ended December 31, 2019, two of the Company’s vessels (held and used) were written down to their estimated fair value as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $993,916.